Note 12 - Equity Incentive Plans (Details) - The following table lists the balances available under the Plans:	6 Months Ended		6 Months Ended
	Jun. 30, 2004 Amended and Restated 2004 Equity Incentive Plan [Member]	Jun. 30, 2013 Amended and Restated 2004 Equity Incentive Plan [Member]	Jun. 30, 2007 Amended 2007 Stock Option Plan [Member]	Jun. 13, 2013 Amended 2007 Stock Option Plan [Member]	May 09, 2011 Amended 2007 Stock Option Plan [Member]	Apr. 27, 2007 Amended 2007 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	1,560,000	1,500,000	3,200,000		3,200,000	1,000,000
Number of option granted since inception	2,568,400		2,043,578
Number of options exercised	148,500		128,300
Number of options cancelled/expired	1,438,850		375,820
Number of shares available for grant and available for future grant	430,450	430,450	1,582,242	1,582,242